Risk Categories - Interest Rate and Equity Market Sensitivities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible 100 basis point change in risk variable	1.00%
Reasonably possible 50 basis point change in risk variable	0.50%	0.50%
Interest Rate Sensitivity, Potential Impact On Net Income [Abstract]
50 basis point decrease	$ (150)	$ (100)
50 basis point increase	50	50
Interest Rate Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
50 basis point decrease	250	250
50 basis point increase	(250)	(250)
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
Level of rounding used in sensitivity analysis	$ 50	$ 50
Equity price risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible 25% change in risk variable	25.00%	25.00%
Reasonably possible 10% change in risk variable	10.00%	10.00%
Equity Market Sensitivity, Potential Impact On Net Income [Abstract]
25% decrease	$ (350)	$ (300)
10% decrease	(150)	(100)
10% increase	100	100
25% increase	250	250
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
25% decrease	(50)	(100)
10% decrease	(50)	(50)
10% increase	50	50
25% increase	50	100
Level of rounding used in sensitivity analysis	$ 50	$ 50
Bottom of range | Interest rate risk
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
Interval to determine impact of re-balancing interest rate hedges for dynamic hedging programs	0.10%	0.10%
Bottom of range | Equity price risk
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
Interval to determine impact of re-balancing equity hedges for dynamic hedging programs	2.00%	2.00%
Top of range | Equity price risk
Equity Markets Sensitivity, Potential Impact On Other Comprehensive Income [Abstract]
Interval to determine impact of re-balancing equity hedges for dynamic hedging programs	5.00%	5.00%
Equity hedge interval	25.00%	25.00%